T. ROWE PRICE International Discovery Fund
July 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.0%
Common Stocks 2.0%
Arcos Dorados Holdings, Class A (USD)  1,563,367 10,396
MercadoLibre (USD) (1) 48,359 114,799
Total Argentina (Cost $27,641) 125,195
AUSTRALIA 1.2%
Common Stocks 1.2%
ALS  1,907,880 22,180
Cochlear  117,749 24,039
IDP Education (2) 3,393,500 7,678
Pilbara Minerals (1)(2) 7,610,837 7,723
Reliance Worldwide  4,386,799 12,059
Total Australia (Cost $76,922) 73,679
AUSTRIA 2.8%
Common Stocks 2.8%
BAWAG Group  1,217,839 153,700
SBO  564,247 18,673
Total Austria (Cost $83,417) 172,373
BELGIUM 0.3%
Common Stocks 0.3%
Warehouses De Pauw  683,067 15,940
Total Belgium (Cost $14,745) 15,940
BRAZIL 1.6%
Common Stocks 1.6%
Klabin  9,522,955 31,445
Localiza Rent a Car  2,762,074 17,018
Multiplan Empreendimentos Imobiliarios  3,409,032 15,329
Raia Drogasil  6,895,255 16,624
TOTVS  2,611,767 20,313
100,729

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.0%
Klabin  2 —
—
Total Brazil (Cost $98,724) 100,729
CANADA 7.7%
Common Stocks 7.7%
Aritzia (1) 317,748 17,055
AtkinsRealis Group  615,777 43,601
ATS (1) 608,153 18,456
Badger Infrastructure Solutions  1,029,924 38,867
Capstone Copper (1) 3,009,917 16,879
Definity Financial  644,143 34,704
Descartes Systems Group (1) 546,498 57,738
Dundee Precious Metals  976,947 15,794
ERO Copper (1) 2,393,721 32,392
Exchange Income (2) 753,586 35,667
Jamieson Wellness  949,586 23,054
Kinaxis (1) 247,052 36,665
NuVista Energy (1) 2,446,757 25,852
OR Royalties  830,086 22,993
Richelieu Hardware  665,622 16,655
Shopify, Class A (1) 117,954 14,418
StorageVault Canada  7,203,581 24,123
Total Canada (Cost $335,248) 474,913
CHINA 9.7%
Common Stocks 4.3%
ATRenew, ADR (USD) (1) 1,625,643 5,170
BOC Aviation (HKD)  2,218,800 20,158
Bosideng International Holdings (HKD)  40,870,000 23,324
C&D International Investment Group (HKD)  8,573,000 17,296
China Mengniu Dairy (HKD)  6,041,000 12,571
China Resources Mixc Lifestyle Services (HKD)  9,606,600 44,612
H World Group (HKD)  6,459,300 20,161
Kanzhun, ADR (USD) (1) 1,553,475 29,454
Kingboard Laminates Holdings (HKD)  16,771,000 21,533
MINISO Group Holding (HKD) (2) 2,386,600 11,360
Ninebot, CDR  2,652,846 22,220

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,808,800 24,455
Shenzhou International Group Holdings (HKD)  2,303,000 16,574
268,888
Common Stocks - China A Shares 5.4%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  660,851 13,054
China Jushi, A Shares (CNH)  9,033,520 15,529
CNOOC Energy Technology & Services, A Shares (CNH)  17,383,324 9,789
Dongguan Yiheda Automation, A Shares (CNH)  2,849,900 9,202
Electric Connector Technology, A Shares (CNH)  3,276,704 22,101
Hongfa Technology, A Shares (CNH)  8,271,988 28,155
Jiangsu Zhongtian Technology, A Shares (CNH)  7,591,500 14,586
Loncin Motor, A Shares (CNH)  9,641,000 16,097
Riyue Heavy Industry, A Shares (CNH)  10,125,987 17,018
Shenzhen Envicool Technology, A Shares (CNH)  3,661,818 20,398
Shenzhen Jufei Optoelectronics, A Shares (CNH)  14,020,404 12,131
WUS Printed Circuit Kunshan, A Shares (CNH)  2,945,063 22,883
Wuxi Xinje Electric, A Shares (CNH)  1,992,400 15,230
Xiamen Faratronic, A Shares (CNH)  1,242,987 18,971
Xuji Electric, A Shares (CNH)  5,033,900 15,861
Yankershop Food, A Shares (CNH)  2,422,380 22,886
Yantai Jereh Oilfield Services Group, A Shares (CNH)  2,948,944 15,932
Yunnan Aluminium, A Shares (CNH)  10,688,100 23,020
Zhejiang Dingli Machinery, A Shares (CNH)  2,881,178 19,728
332,571
Total China (Cost $530,280) 601,459
DENMARK 0.6%
Common Stocks 0.6%
Royal Unibrew  221,184 16,544
Zealand Pharma (1)(2) 399,451 20,667
Total Denmark (Cost $33,504) 37,211
FINLAND 0.8%
Common Stocks 0.8%
Mandatum  3,610,519 24,491
Valmet (2) 711,694 25,679
Total Finland (Cost $39,021) 50,170

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 6.6%
Common Stocks 6.6%
Beneteau (2) 2,188,851 20,320
Edenred  575,678 16,440
Eramet (2) 243,156 13,446
Eurofins Scientific  591,328 45,286
Exosens  483,649 22,593
Lectra  714,606 19,878
Nexity (1)(2) 2,032,752 26,487
Planisware  941,616 22,812
Robertet  34,994 32,964
SPIE  2,340,945 137,768
Virbac  124,941 49,479
Total France (Cost $290,156) 407,473
GERMANY 4.7%
Common Stocks 4.7%
Adesso (2) 118,282 10,929
flatexDEGIRO  2,051,347 61,998
Hypoport (1)(2) 90,768 19,369
IONOS Group (1) 597,865 28,355
Redcare Pharmacy (1)(2) 772,178 85,473
Schott Pharma (2) 1,141,820 30,817
Scout24  174,250 23,287
Siltronic (2) 672,226 29,065
Total Germany (Cost $236,169) 289,293
HONG KONG 0.1%
Common Stocks 0.1%
Guming Holdings (1)(2) 2,958,000 8,704
Total Hong Kong (Cost $4,802) 8,704
ICELAND 0.2%
Common Stocks 0.2%
Alvotech (USD) (1)(2) 1,142,840 10,354
Total Iceland (Cost $13,986) 10,354

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
INDIA 6.0%
Common Stocks 6.0%
Astral  1,909,360 30,454
Blue Star  1,144,309 22,563
Craftsman Automation  77,025 5,928
CreditAccess Grameen  1,533,609 21,730
Dixon Technologies India  163,715 31,280
Eternal (1) 8,840,381 30,854
Hexaware Technologies  2,872,985 22,976
Info Edge India  1,530,383 24,166
KEI Industries  304,797 13,312
Metro Brands  1,328,899 18,816
Page Industries  56,404 31,360
Polycab India  561,037 43,480
Sapphire Foods India (1) 6,500,021 23,389
Swiggy (1) 3,524,872 16,163
Torrent Pharmaceuticals  485,401 20,661
Vedant Fashions  1,367,554 11,656
Total India (Cost $247,734) 368,788
IRELAND 0.3%
Common Stocks 0.3%
Cairn Homes (GBP)  7,955,831 19,691
Total Ireland (Cost $8,309) 19,691
ITALY 3.8%
Common Stocks 3.8%
Amplifon (2) 2,581,253 43,453
Ariston Holding  2,499,946 13,015
BFF Bank (1) 1,740,829 20,667
Carel Industries  1,436,221 39,014
Ermenegildo Zegna (USD) (2) 3,123,470 25,113
FinecoBank Banca Fineco  1,856,238 39,527
GVS (1) 2,549,422 14,294
Interpump Group (2) 754,710 30,964
Technoprobe (1)(2) 1,251,694 10,270
Total Italy (Cost $188,211) 236,317

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 19.0%
Common Stocks 19.0%
Aiful  15,936,000 47,088
CKD  1,242,600 22,184
Daicel  2,635,200 22,668
Daiei Kankyo  866,400 17,853
Daiwabo Holdings  1,117,200 20,545
Fukuoka Financial Group (2) 526,400 14,353
Fuso Chemical (2) 504,900 14,306
Hanwa  1,212,100 48,829
Hikari Tsushin  71,200 19,143
Horiba  461,100 33,911
Idec  461,800 6,961
Konica Minolta (1) 9,313,600 30,279
Kyoritsu Maintenance (2) 461,600 11,114
METAWATER  1,274,900 23,176
Miura  1,923,800 38,359
Modec  827,700 35,265
Nakanishi  1,103,300 14,202
Nextage  2,536,300 31,482
Nifco  1,801,300 43,952
Nippon Seiki  2,597,200 26,610
Nippon Soda  1,622,900 36,793
Nissan Chemical (2) 332,900 10,852
Niterra  950,800 32,778
Obara Group (3) 1,369,500 35,056
Oji Holdings  5,734,400 27,949
Open House Group  321,000 14,195
Park24  1,323,500 16,714
Penta-Ocean Construction  3,228,300 20,892
Relo Group  1,746,100 20,051
Rengo  4,016,800 23,297
Resorttrust  1,768,000 21,901
Rigaku Holdings (2) 2,018,700 10,303
Round One  1,749,200 17,963
Sakata INX (3) 3,175,100 45,163
Sankyu  411,700 24,236
Sega Sammy Holdings  1,205,200 24,637
Sumitomo Seika Chemicals (2) 392,900 11,756
Taiheiyo Cement  1,716,400 41,943
Takashimaya (2) 2,933,100 22,668

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Takeuchi Manufacturing (2) 474,800 16,972
Tokai Carbon (2) 3,834,600 26,185
Tokyo Century  1,247,300 14,275
Tokyo Kiraboshi Financial Group  679,500 29,297
Tokyo Seimitsu  322,600 20,069
Tokyo Tatemono  1,505,100 25,188
Toyo Tire  2,196,900 46,533
Yamaha  2,527,700 18,217
Total Japan (Cost $912,814) 1,178,163
MAURITIUS 0.2%
Common Stocks 0.2%
Alphamin Resources (CAD)  17,523,875 11,635
Total Mauritius (Cost $13,317) 11,635
MEXICO 0.3%
Common Stocks 0.3%
Grupo Aeroportuario del Sureste, ADR (USD)  64,356 19,520
Total Mexico (Cost $11,152) 19,520
NETHERLANDS 1.1%
Common Stocks 1.1%
Aalberts (2) 478,238 15,286
IMCD (2) 456,800 50,070
Total Netherlands (Cost $40,902) 65,356
NEW ZEALAND 0.4%
Common Stocks 0.4%
Fisher & Paykel Healthcare  1,094,468 23,714
Total New Zealand (Cost $2,522) 23,714
NORWAY 1.4%
Common Stocks 1.4%
Seadrill (USD) (1) 307,452 8,965
Subsea 7  2,642,652 51,212

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TGS  3,364,091 24,716
Total Norway (Cost $92,233) 84,893
POLAND 0.3%
Common Stocks 0.3%
Pepco Group  2,867,875 17,770
Total Poland (Cost $15,204) 17,770
SLOVENIA 0.5%
Common Stocks 0.5%
Nova Ljubljanska Banka, GDR  799,504 29,572
Total Slovenia (Cost $21,807) 29,572
SOUTH KOREA 0.7%
Common Stocks 0.7%
HD Hyundai Marine Solution  117,994 17,258
JYP Entertainment  530,752 27,652
Total South Korea (Cost $34,815) 44,910
SPAIN 1.8%
Common Stocks 1.8%
Aedas Homes (2) 552,724 13,301
Amadeus IT Group  258,667 20,769
Fluidra  1,054,857 26,309
HBX Group International (1) 486,395 4,739
Laboratorios Farmaceuticos Rovi (2) 656,241 40,508
Linea Directa Aseguradora Cia de Seguros y Reaseguros  5,597,494 8,624
Total Spain (Cost $74,853) 114,250
SWEDEN 3.1%
Common Stocks 3.1%
Asker Healthcare Group (1) 1,334,690 13,594
Beijer Ref (2) 1,392,444 23,375
Camurus (1) 403,303 27,983
HMS Networks (1)(2) 366,128 15,385
MIPS  478,030 20,259

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Nordnet (2) 973,197 26,282
Rusta  2,155,617 16,858
Sweco, Class B  1,087,128 17,149
Trelleborg, Class B (2) 486,485 17,676
Troax Group  740,493 10,346
Total Sweden (Cost $147,360) 188,907
SWITZERLAND 3.3%
Common Stocks 3.3%
Bossard Holding, Class A (2) 78,675 16,674
DKSH Holding  523,615 36,208
Georg Fischer  265,413 20,763
Montana Aerospace (1) 2,502,255 87,153
SKAN Group  113,941 10,449
Tecan Group (2) 114,129 22,597
TX Group  27,022 7,347
Total Switzerland (Cost $182,177) 201,191
TAIWAN 1.8%
Common Stocks 1.8%
Airtac International Group  452,000 12,856
E Ink Holdings  1,741,000 11,855
Elite Material  844,000 30,938
King Yuan Electronics  6,335,000 24,780
Lotes  266,000 12,438
MPI  526,000 18,282
Total Taiwan (Cost $95,838) 111,149
UNITED KINGDOM 11.9%
Common Stocks 11.9%
Adriatic Metals, CDI (AUD) (1) 8,754,280 31,788
Auction Technology Group (1)(3) 7,221,725 46,889
Big Yellow Group  2,702,401 33,319
Bridgepoint Group  7,389,237 31,857
ConvaTec Group  10,325,817 31,814
Croda International  1,179,453 40,594
Diploma  285,734 20,227
Genuit Group  4,739,977 24,347
Genus  1,227,279 40,194

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Helios Towers (1) 16,457,403 25,797
Hiscox  1,723,906 29,350
ICG  1,445,628 41,392
IQE (1)(2)(3) 59,032,097 7,462
Oxford Nanopore Technologies (1)(2) 7,791,360 20,885
Persimmon  1,419,228 21,400
QinetiQ Group  4,441,921 29,122
Renishaw  520,666 20,412
Rightmove  2,160,864 23,319
Rosebank Industries (1) 3,320,264 14,464
Rotork  11,435,414 49,049
Spirax Group  635,175 53,081
Syncona (1) 7,277,668 9,361
UNITE Group  1,473,682 14,530
Watches of Switzerland Group (1) 3,981,036 18,309
Weir Group  1,161,286 40,797
YouGov  4,445,226 18,329
Total United Kingdom (Cost $666,043) 738,088
VIETNAM 2.8%
Common Stocks 2.8%
Asia Commercial Bank  35,036,321 31,569
FPT  13,065,732 51,729
Hoa Phat Group (1) 51,577,908 48,964
Military Commercial Joint Stock Bank (1) 17,371,580 19,376
Phu Nhuan Jewelry  7,522,200 24,170
Total Vietnam (Cost $140,505) 175,808
SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 165,829,510 165,830
Total Short-Term Investments (Cost $165,830) 165,830

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 4.36% (3)(4) 224,451,618 224,452
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 224,452
Total Securities Lending Collateral (Cost $224,452) 224,452
Total Investments in Securities  103.3%
(Cost $5,070,693) $ 6,387,497
Other Assets Less Liabilities (3.3)% (204,058)
Net Assets 100.0% $ 6,183,439
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2025.
(3) Affiliated Companies
(4) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CDR China Depositary Receipt
CNH Offshore China Renminbi
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Auction Technology Group  $ (1,573) $ 5,480 $ —
IQE  (2,342) 658 —
Obara Group  (1,364) (2,019) 487
Sakata INX  (1,837) 16,319 1,717
T. Rowe Price Government Reserve Fund,
4.36% — — 2,084 ++
Affiliates not held at period end 8,752 9,165 347
Totals $ 1,636 # $ 29,603 $ 4,635 +
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
7/31/25
Auction Technology Group  $ * $ 18,232 $ 5,598 $ 46,889
CI&T, Class A  * — 22,644 —
IQE  9,905 — 3,101 7,462
Obara Group  40,408 802 4,135 35,056
Sakata INX  37,321 1,008 9,485 45,163
TRYT  * — 21,332 —
T. Rowe Price Government
Reserve Fund, 4.36% 348,091 ¤ ¤ 390,282
Total $ 524,852 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,635 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $533,920.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Discovery Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE International Discovery Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F38-054Q3 07/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 223,771 $ 5,773,444 $ — $ 5,997,215
Preferred Stocks — — — —
Short-Term Investments 165,830 — — 165,830
Securities Lending Collateral 224,452 — — 224,452
Total $ 614,053 $ 5,773,444 $ — $ 6,387,497